CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 1,397	$ 1,456	$ 3,846	$ 4,412	$ 5,824	$ 4,913
Revenue, Product and Service [Extensible Enumeration]	Grant [Member]	Grant [Member]	Grant [Member]	Grant [Member]	Grant [Member]	Grant [Member]
Operating expenses:
Research and development	$ 2,436	$ 2,858	$ 5,438	$ 8,394	$ 10,580	$ 9,690
General and administrative	3,443	2,397	7,964	6,813	9,939	8,544
Total operating expenses	5,879	5,255	13,402	15,207	20,519	18,234
Operating loss	(4,482)	(3,799)	(9,556)	(10,795)	(14,695)	(13,321)
Other income (expense):
Interest income	59	80	87	219	273	400
Interest expense		(61)	(548)	(122)	(179)	(395)
Financing expense					(3,545)
Financing expenses			(3,061)	(3,545)
Warrant issuance costs		(54)	(964)	(486)	(486)
Change in fair value of warrants			(800)		5,654
Change in fair value of derivative instruments		960	(2,631)	5,654
Total other income (expense)	59	925	(7,117)	1,720	1,717	5
Net loss	$ (4,423)	$ (2,874)	$ (16,673)	$ (9,075)	$ (12,978)	$ (13,316)
Net loss per share of common stock - basic	$ (0.04)	$ (0.37)	$ (0.29)	$ (1.46)	$ (1.95)	$ (4.24)
Net loss per share of common stock - diluted	$ (0.04)	$ (0.37)	$ (0.29)	$ (1.67)	$ (2.34)	$ (4.24)
Weighted average number of shares of common stock outstanding - basic	107,428,969	7,855,763	57,845,406	6,232,123	6,640,251	3,140,925
Weighted average number of shares of common stock outstanding - diluted	107,428,969	7,855,763	57,845,406	8,452,338	7,700,774	3,140,925